Taxation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 2013 CNY	Dec. 31, 2012 2014 CNY	Dec. 31, 2012 2015 CNY	Dec. 31, 2012 2016 CNY	Dec. 31, 2012 2017 CNY
Component of income tax expenses
Current tax expense		723,210	435,198	335,827
Deferred tax expense (benefit)	(5,067)	(31,568)	(42,442)	8,619
Income tax expenses	111,016	691,642	392,756	344,446
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(1.00%)	(1.00%)	(0.10%)	0.10%
Effect due to overseas tax-exempt entities (as a percent)	1.20%	1.20%	1.40%	2.10%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(11.80%)	(11.80%)	(15.50%)	(12.90%)
Change in valuation allowance (as a percent)	1.90%	1.90%	1.80%	(0.90%)
Income tax refund (as a percent)			(1.00%)
Withholding income tax accrued for dividend (as a percent)	0.90%	0.90%
Effect of changes in the tax status (as a percent)			(0.70%)
Effective income tax rate (as a percent)	16.20%	16.20%	10.90%	13.40%
Net operating loss carryforwards and other tax disclosures
Total		568,901			33,733	46,233	57,569	178,583	252,783